Supplemental Disclosure with Respect to Cash Flows - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 04, 2023	Dec. 31, 2025	Dec. 31, 2024
Supplemental cash flow disclosures [line items]
Shareholder distribution payable		$ 12,859	$ 0
Dividend payable	$ 1,680,501
Net assets transferred		1,099,780	$ 1,131,223
2025 Restructuring of Loans
Supplemental cash flow disclosures [line items]
Derecognition of existing loans upon extinguishment		308,314
Recognition of new loans at fair value upon restructuring		299,635
2025 PGCo-Minera Exar loan amendments
Supplemental cash flow disclosures [line items]
Derecognition of existing loans upon extinguishment		72,445
Recognition of new loans at fair value upon restructuring		70,735
2025 PGCo Share Premium Reduction and Shareholder Distribution
Supplemental cash flow disclosures [line items]
Shareholder distribution payable		12,859
Cauchari-Olaroz Project | 2025 Restructuring of Loans
Supplemental cash flow disclosures [line items]
Capitalization of loans to investment in Cauchari-Olaroz Project		99,422
JEMSE Arrangement | 2025 Restructuring of Loans
Supplemental cash flow disclosures [line items]
Reduction in investment arising from capital contribution		$ 8,668